Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Registrant Name	OCM MUTUAL FUND
Entity Central Index Key	0000745338
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 27, 2020
Document Effective Date	Mar. 27, 2020
Prospectus Date	Mar. 28, 2020
OCM MUTUAL FUND | OCM Gold Fund - Advisor Class
Prospectus:
Trading Symbol	OCMAX
OCM MUTUAL FUND | OCM Gold Fund - Investor Class
Prospectus:
Trading Symbol	OCMGX